EQUITY	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
EQUITY
NOTE 18 - EQUITY:

a.	Ordinary share:

Ordinary share confers upon its holders the rights to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

b.	SPAC merger:

Prior to the SPAC Transaction (see Note 1), in additional to the ordinary shares, the Company held three classes of preferred shares (A, B and C) which beard different rights and preferences and which were issued at early stages of the Company, All Preferred Shares were converted into Ordinary Shares and the company has canceled its par value of the Ordinary Shares. In addition, all shares were split by exchange ratio of 1.046.

c.	Share Option Plan:

On September 4, 2013, the Company’s board directors adopted for the first time the 2013 Share Incentive Plan pursuant to which the board of directors is authorized to issue share options, restricted share and other awards to officers, directors, employees, consultants and other service providers of the Company’s Israeli subsidiary. Each option can be exercised for one ordinary share with a par value of $0.008 per share. Each option is exercisable over up to 10 years from the grant date. On May 12, 2020 following the Reorganization described in Note 1(a) the board of directors adopted 2020 Share Award Plan replacing the 2013 Share Incentive Plan and all the Israeli employees were re granted according to the 2020 Share Award Plan after receiving an approval from the Israeli Tax Authorities for tax exemption in accordance with the provisions of section 104B (f) of the Income Tax Ordinance.

The Options granted under the 2013 Share Incentive Plan and under 2020 Share Award Plan are subject to Section 102 of the Israeli Tax Ordinance, the minimum period in which the Allocated Options granted to a participant or, upon exercise or vesting thereof the Underlying Shares, are to be held by the Trustee on behalf of the participant, in accordance with Section 102, and pursuant to the Tax Track which the Company selects subject to the provisions of Section 102(g) of the Israeli Tax Ordinance.

In 2022, the Company granted 1,405,568 options to purchase shared of the Company’s employees. The Company didn’t grant options in 2023. In 2023 and 2022, 229,760 and 225,964 options respectively were exercised by employees and converted to shares. As of December 31, 2023 and 2022, 6,214,912 and 7,297,303 options to purchase the Company’s shares were outstanding, respectively, of which 2,669,614 were exercisable as of December 31, 2023.

In 2023 the Company granted for the first time 7,808,280 Restricted Stock Units (“RSU”) to employees and subcontractors. The RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of four years with 1 year cliff and thereafter a quarterly vesting over the remaining of 3 years. The RSUs that were granted to the Israeli employees were granted under Section 102 of the Israeli Tax Ordinance. As of December 31, 2023, 5,219,101 RSU are outstanding.

On May 4, 2017 the Company’s board of directors approved EMI share option scheme pursuant to which the board of directors is authorized to issue share options, restricted share and other awards to officers, directors, employees, consultants and other service providers of the Company’s UK subsidiaries. Each option can be exercised for one ordinary stock with a par value of $0.008. Options granted vest in equal tranches over three years from the grant date. Each option is exercisable up to 10 years from the grant date. On May 12, 2020 following the Reorganization described in Note 1(a) the board of directors adopted 2020 EMI Share Option Plan replacing the EMI share option scheme and all the employees in UK were re granted according to the 2020 EMI Share Option Plan.

Under the rules of the scheme, share options only become exercisable upon an exit event. An exit event is defined as the sale or transfer of the whole of the undertaking or assets of the company and its subsidiaries or a successful listing on a recognized share exchange. If the share options remain unexercised after a period of ten years from the date of grant the share options will automatically lapse and cease to be exercisable. In the event that an employee leaves the employment of the company or its group, for whatever reason (including death), all share options are forfeited immediately. All share options granted are non-assignable under the rules of the scheme and any ordinary shares ultimately acquired on the exercise of a share option are subject to certain restrictions as stipulated in the company’s articles of association.

The following table summarizes information about share options outstanding and exercisable as of December 31, 2023:

Options Outstanding		Options Exercisable
Number Outstanding on December 31, 2023 (in thousands)	Weighted Average Remaining Contractual Life	Number Exercisable on December 31, 2023 (in thousands)	Exercise Price
	Years		USD

768	1.06	768	0.0001
563	0.17	563	0.536
260	4.46	260	0.550
1,162	5.26	1,095	1.102
3,462	7.1	485	2.5
6,215		3,171

	2023		2022
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
	USD		USD
Options outstanding at the beginning of year:	7,297	1.76	7,710	1.72
Changes during the year:
Granted	-	-	1,405	2.50
Exercised	38	0.68	226	0.42
Forfeited	1,044	2.38	1,592	0.22
Options outstanding at end of year	6,215	1.67	7,297	1.76
Options exercisable at year-end	3,171	0.90	3,169	0.87

The fair value of each option granted is estimated on the date of grant, using the Black-Scholes framework with the following assumptions: dividend yield of 0% for all years; expected volatility:– 40%-60%; risk-free interest rate: 0.1%-2.5%-; and expected life: 2-4 years.

The Company is required to assume a dividend yield as an input in the Black-Scholes model. The dividend yield assumption is based on the Company’s historical experience and expectation of future dividends payouts and may be subject to change in the future.

The RSUs to employees and services providers outstanding as of December 31, 2023 as follows:

Number of RSUs
Outstanding at beginning of year	-
Granted	7,808,280
Vested	(902,753)
Forfeited	(1,686,426)
Unvested as of December 31, 2023	5,219,101